SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues		$ 3,367	$ 3,087	$ 3,226
Other income		60	99	79
Direct operating costs	[1]	(1,185)	(1,061)	(1,053)
Share of revenue, other income and direct operating costs from equity-accounted investments		22	21	32
Management service costs		(175)	(152)	(109)
Interest expense		(691)	(700)
Current		(31)	(61)	(64)
Share of interest and cash taxes from equity-accounted investments		(6)	(9)	(10)
Share of Funds From Operations attributable to non-controlling interests		(807)	(822)	(920)
Depreciation		(1,115)	(1,065)	(983)
Foreign exchange and financial instruments (loss) gain		(27)	74	5
Deferred income tax (recovery) expense		(56)	134	(3)
Other		(277)	(493)	(197)
Dividends on class A exchangeable share		(209)	(116)
Remeasurement of BEPC exchangeable and class B shares		1,267	(2,561)	0
Share of earnings from equity-accounted investments		(14)	(16)	(10)
Net income attributable to non-controlling interests		823	903	873
Net income (loss) attributable to the partnership		946	(2,738)	165
Share of earnings (loss) from equity-accounted investments		2	(4)	12
Net loss attributable to participating non-controlling interests		(16)	(81)	47
Interest expense		900	816	701
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,483	1,138	1,167
Other income		101	57	21
Direct operating costs		(578)	(444)	(430)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,006	751	758
Management service costs		(175)	(126)	(78)
Interest expense		(264)	(204)
Current		(13)	(19)	(24)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		554	402	480
Depreciation		(474)	(361)	(301)
Foreign exchange and financial instruments (loss) gain		(66)	11	10
Deferred income tax (recovery) expense		29	76	(6)
Other		(155)	(189)	(18)
Dividends on class A exchangeable share		(209)	(116)
Remeasurement of BEPC exchangeable and class B shares		1,267	(2,561)
Share of earnings from equity-accounted investments		0	0	0
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to the partnership		946	(2,738)	165
Interest expense				176
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(40)	(40)	(52)
Other income		(1)	(1)	(1)
Direct operating costs		19	20	21
Share of revenue, other income and direct operating costs from equity-accounted investments		22	21	32
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest expense		6	9
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		(6)	(9)	(10)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Depreciation		12	11	10
Foreign exchange and financial instruments (loss) gain		2	4	0
Deferred income tax (recovery) expense		0	0	0
Other		0	1	0
Dividends on class A exchangeable share		0	0
Remeasurement of BEPC exchangeable and class B shares		0	0
Share of earnings from equity-accounted investments		(14)	(16)	(10)
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to the partnership		0	0	0
Interest expense				(10)
Non-controlling interests
Disclosure of operating segments [line items]
Revenues		1,924	1,989	2,111
Other income		(40)	43	59
Direct operating costs		(626)	(637)	(644)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,258	1,395	1,526
Management service costs		0	(26)	(31)
Interest expense		(433)	(505)
Current		(18)	(42)	(40)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		(807)	(822)	(920)
Funds From Operations		0	0	0
Depreciation		(653)	(715)	(692)
Foreign exchange and financial instruments (loss) gain		37	59	(5)
Deferred income tax (recovery) expense		(85)	58	3
Other		(122)	(305)	(179)
Dividends on class A exchangeable share		0	0
Remeasurement of BEPC exchangeable and class B shares		0	0
Share of earnings from equity-accounted investments		0	0	0
Net income attributable to non-controlling interests		823	903	873
Net income (loss) attributable to the partnership		0	0	0
Interest expense				535
Hydroelectric
Disclosure of operating segments [line items]
Revenues		1,969	1,778	2,076
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		992	856	1,043
Other income		55	52	21
Direct operating costs		(424)	(340)	(374)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		623	568	690
Management service costs		0	0	0
Interest expense		(140)	(135)
Current		(11)	(16)	(22)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		472	417	518
Interest expense				150
Wind
Disclosure of operating segments [line items]
Revenues		646	581	571
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		199	130	60
Other income		26	2	0
Direct operating costs		(59)	(47)	(22)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		166	85	38
Management service costs		0	0	0
Interest expense		(35)	(34)
Current		(2)	(3)	(1)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		129	48	21
Interest expense				16
Solar
Disclosure of operating segments [line items]
Revenues		507	476	393
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		166	71
Other income		15	3
Direct operating costs		(42)	(17)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0
Adjusted EBITDA		139	57
Management service costs		0	0
Interest expense		(53)	(24)
Current		(1)	0
Share of interest and cash taxes from equity-accounted investments		0	0
Share of Funds From Operations attributable to non-controlling interests		0	0
Funds From Operations		85	33
Energy transition
Disclosure of operating segments [line items]
Revenues		245	252	186
Energy transition | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		126	81	64
Other income		2	0	0
Direct operating costs		(50)	(40)	(34)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		78	41	30
Management service costs		0	0	0
Interest expense		(20)	(11)
Current		1	0	(1)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		59	30	19
Interest expense				10
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income		3	0	0
Direct operating costs		(3)	0	0
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		0	0	0
Management service costs		(175)	(126)	(78)
Interest expense		(16)	0
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		$ (191)	$ (126)	(78)
Interest expense				$ 0

[1]	Direct operating costs exclude depreciation expense disclosed below.